Property, plant and equipment, net - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Property, plant and equipment, net
Depreciation expense	¥ 11,111	$ 1,636	¥ 11,300	¥ 22,312	$ 3,286	¥ 22,590